SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	Feb. 05, 2026 USD ($) $ / shares shares
SUBSEQUENT EVENTS (Details) [Line Items]
Standby equity purchase agreement percentage	1.00%
Commitment fee amount of SEPA (in Dollars) | $	$ 250
245,098
Ordinary shares value (in Dollars) | $	$ 231
Remaining balance of commitment (in Dollars) | $	$ 19
Purchaser [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Ordinary shares	4,000,000
Ordinary shares price (in Dollars per share) | $ / shares	$ 0.7
Pre funded warrants	2,785,715
Warrants price (in Dollars per share) | $ / shares	$ 0.6999
Gross proceeds (in Dollars) | $	$ 4,700
Warrants to purchase ordinary shares	2,197,714
Maximum [Member] | Purchaser [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Warrants price (in Dollars per share) | $ / shares	$ 1.28
Minimum [Member] | Purchaser [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Warrants price (in Dollars per share) | $ / shares	0.7
Private Warrants Member
SUBSEQUENT EVENTS (Details) [Line Items]
Warrants price (in Dollars per share) | $ / shares	$ 0.7
Warrants to ordinary shares	6,785,715
Private Placement [Member] | Purchaser [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Warrants to ordinary shares	3,031,250